BORROWINGS AND FINANCE LEASES - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As at 31 December 2016	€ 6,437
Changes from financing cash flows
Proceeds from debt	350
Repayments on third party debt	(1,160)
Repayments on third party debt; finance leases	(20)
Other non-cash changes
Discount/premium amortisation	6
Capitalised issue costs	4
Finance lease additions and other	5
Currency translation	(124)
Total changes	(689)
As at 31 December 2017	5,748
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As at 31 December 2016	875
Changes from financing cash flows
Proceeds from debt	250
Repayments on third party debt	(850)
Repayments on third party debt; finance leases	(1)
Other non-cash changes
Discount/premium amortisation	0
Capitalised issue costs	0
Finance lease additions and other	0
Currency translation	0
Total changes	(601)
As at 31 December 2017	274
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As at 31 December 2016	5,562
Changes from financing cash flows
Proceeds from debt	350
Repayments on third party debt	(310)
Repayments on third party debt; finance leases	(19)
Other non-cash changes
Discount/premium amortisation	6
Capitalised issue costs	4
Finance lease additions and other	5
Currency translation	(124)
Total changes	(88)
As at 31 December 2017	€ 5,474